Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Summary of Costs Incurred for Oil and Gas Property Exploration and Development Activities (Detail) - MXN ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Oil And Gas Producing Activities [line items]
Total costs incurred	$ 88,145,519	$ 63,900,374	$ 48,424,861
Exploration [member]
Disclosure Of Oil And Gas Producing Activities [line items]
Total costs incurred	36,208,481	32,480,801
Development [member]
Disclosure Of Oil And Gas Producing Activities [line items]
Total costs incurred	56,040,685	53,460,364
Previously Reported [Member]
Disclosure Of Oil And Gas Producing Activities [line items]
Total costs incurred	$ 92,249,166	$ 85,941,165